Operations	12 Months Ended
Dec. 31, 2023
Operations
Operations

1.	Operations

Companhia Paranaense de Energia (Copel, Company), with its head office located at Rua José Izidoro Biazetto, 158, bloco A, Curitiba - State of Paraná, is a publicly-held company, whose shares are traded at Corporate Governance Level 2 of the Special Listing Segments of B3 S.A. - Brasil, Bolsa Balcão Stock Exchange and on the New York Stock Exchange (NYSE) and on the Madrid Stock Exchange, in the Latin American segment (Latibex).

The core activities of Copel and its subsidiaries, which are regulated by the Brazilian Electricity Regulatory Agency (Aneel), linked to the Brazilian Ministry of Mines and Energy (MME), are to carry out research, study, plan, build and explore the production, transformation, transport, distribution and trading of energy, in any of its forms, mainly electricity. Furthermore, Copel participates in consortiums and in private sector for the purpose of engaging in activities, mainly in areas of energy.

Transformation into a company with dispersed capital and no controlling shareholder (“Corporation”).

On November 24, 2022, Law 21,272 of the State of Paraná authorized the transformation of Copel into a company with dispersed capital and no controlling shareholder (“Corporation”) through a secondary public offering of shares and/or Units issued by the Company and owned by Controller.

On July 10, 2023, the Extraordinary General Meeting - AGE approved the proposal to amend Copel's bylaws, with effect from the date of settlement of the public offering of shares. The main changes are described below:

•	Authorization for the Board of Directors to approve the capital increase, among other possibilities, for the purpose of placement through sale on the stock exchange or public subscription of new common shares;

•	Creation and issuance of Golden Share (special class preferred stock owned by the State of Paraná), subject to the closing of the offer and subsequent transformation into a Corporation, pursuant to art. 17, § 7, of the Brazilian Corporate Law and in accordance with State Law No. 21,272/2022;

•	Creation of restriction providing that no shareholder or group of shareholders may cast votes corresponding to more than 10% of the total votes that could be cast by all outstanding shares in each matter submitted to shareholder;

•	Inclusion of a statutory device to protect shareholding dispersion (poison pill), so that the shareholder or group of shareholders who, directly or indirectly, become holders of common shares that, together, exceed 25% of the voting capital of the Copel must make a public offer for the acquisition of all other common shares, for an amount at least 100% higher than the highest quotation of common shares in the last 504 trading sessions prior to the acquisition, updated by the Selic rate, while whoever exceeds 50% must offer by value at least 200% higher under the same criteria;

•	Exclusion of provisions foreseen by the Brazilian State Company Law.

On July 26, 2023, Copel submitted to the Brazilian Securities and Exchange Commission (“CVM”) the request for automatic registration of a public offering for primary and secondary distribution of, initially, 549,171,000 common shares issued by the Company, all nominative, book-entry and without par value, free and clear of any liens or encumbrances.

On August 11, 2023, the offer of shares was settled, with the price of R$8.25 per share, making the total amount of R$4,530,661 distributed as follows:

•	(i) primary distribution of 229,886,000 shares issued by the Company, totaling R$1,896,560;
•	(ii) secondary distribution of 319,285,000 shares sold by the State of Paraná, totaling R$2,634,101.

Pursuant to article 51 of CVM Resolution 160, the offer could be increased by a supplementary lot equivalent to up to 15% of the total shares initially offered under the same conditions and price. On September 11, 2023, the supplementary lot of 72,821,650 shares was liquidated, with 16,370,841 primary shares issued by Copel and 56,450,809 secondary shares sold by the State of Paraná, due to the partial execution of the supplementary lot.

Thus, the total public offering, consisting of a base offering plus supplementary lot, with a price of R$8.25 per share, totaled R$5,131,439 distributed as follows:

•	(i) primary distribution of 246,256,841 shares issued by the Company, totaling R$2,031,619;
•	(ii) secondary distribution of 375,735,809 shares sold by the State of Paraná, totaling R$3,099,820.

The offering was carried out in Brazil, in an unorganized over-the-counter market, aimed at the investing public in general, pursuant to CVM Resolution No. 160, with efforts to place the shares abroad.

In view of the above and in compliance with accounting standards, the Company recorded the transaction costs net of taxes in the issuance of shares in a net equity reduction account in the amount of R$9,861, so that the increase in net share capital was recorded in the amount of R$2,021,758, according to Note 29.1.

The transformation of Copel into a “Corporation” will enable, under the terms of Law 9,074/95, the full renewal of the Concessions of the Governor Bento Munhoz da Rocha Netto Hydroelectric Plants - GBM (“Foz do Areia”), Governor Ney Aminthas de Barros Braga - GNB (“Segredo”) and Governor José Richa - GJR (“Salto Caxias”) for 30 years from the signing of the new concession contract. The payment of the respective granting bonuses, estimated at R$3,719,428 as per Interministerial Ordinance of the Brazilian Ministry of Mines and Energy and Ministry of Finance - MME/MF No. 01, dated March 30, 2023, will occur within 20 days after the signing of the contracts, updated by the Selic rate pro rata die on the value of the granting bonuses from January 1, 2024 until effective payment. The conclusion of this concession renewal process is currently awaiting the call by the Granting Authority to sign new contracts.

In addition, upon transformation into a “Corporation”, Copel and its direct and indirect subsidiaries are released from compliance with the obligations set forth in Law 13,303/16 and other obligations applicable to mixed capital company.

1.1 Equity interests of Copel

Copel has direct and indirect interests in subsidiaries (1.1.1), joint ventures (1.1.2), associates (1.1.3) and joint operations (1.1.4). Until December 31, 2023, there were no changes, acquisitions and disposals in relation to the equity interests of December 31, 2022, except for the business combination described in Note 1.2.

According to Note 39, the divestment process of the subsidiaries Compagas and UEGA is underway.

1.1.1 Subsidiaries

	Headquarters	Main activity	Interest
Subsidiaries			%	Investor
Copel Geração e Transmissão S.A. (Copel GeT)	Curitiba/PR	Production and transmission of electricity	100.0	Copel
Copel Distribuição S.A. (Copel DIS)	Curitiba/PR	Distribution of electricity	100.0	Copel
Copel Serviços S.A. (Copel SER)	Curitiba/PR	Production of electricity	100.0	Copel
Copel Comercialização S.A. (Copel COM)	Curitiba/PR	Commercialization of electricity	100.0	Copel
Companhia Paranaense de Gás - Compagas (Note 39)	Curitiba/PR	Distribution of pipeline gas	51.0	Copel
Elejor - Centrais Elétricas do Rio Jordão S.A.	Curitiba/PR	Production of electricity	70.0	Copel
UEG Araucária S.A. (UEGA) (Note 39)	Curitiba/PR	Production of electricity from natural gas	20.3	Copel
			60.9	Copel GeT
São Bento Energia, Investimentos e Participações S.A. (São Bento)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Nova Asa Branca I Energias Renováveis S.A.	S. Miguel do Gostoso/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Asa Branca II Energias Renováveis S.A.	Parazinho/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Asa Branca III Energias Renováveis S.A.	Parazinho/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Eurus IV Energias Renováveis S.A.	Touros/RN	Production of electricity from wind sources	100.0	Copel GeT
Santa Maria Energias Renováveis S.A.	Maracanaú/CE	Production of electricity from wind sources	100.0	Copel GeT
Santa Helena Energias Renováveis S.A.	Maracanaú/CE	Production of electricity from wind sources	100.0	Copel GeT
Ventos de Santo Uriel S.A.	João Câmara/RN	Production of electricity from wind sources	100.0	Copel GeT
Cutia Empreendimentos Eólicos S.A. (Cutia)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Brownfield Investment Holding Ltda. (Brownfield)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Ventos de Serra do Mel B S.A. (Serra do Mel) (b)	Serra do Mel/RN	Control and management of interests	68.84	Copel GeT
			31.16	Brownfield
Aventura Holding S.A. (Aventura) (b)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
SRMN Holding S.A. (SRMN) (b)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Costa Oeste Transmissora de Energia S.A.	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Marumbi Transmissora de Energia S.A.	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Uirapuru Transmissora de Energia S.A.	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Bela Vista Geração de Energia S.A.	Curitiba/PR	Production of electricity	100.0	Copel GeT
F.D.A. Geração de Energia Elétrica S.A. (FDA)	Curitiba/PR	Production of electricity	100.0	Copel GeT
Jandaíra I Energias Renováveis S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Jandaíra II Energias Renováveis S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Jandaíra III Energias Renováveis S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Jandaíra IV Energias Renováveis S.A.	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Eol Potiguar B61 SPE S.A. (a)	Serra do Mel/RN	Production of electricity from wind sources	100.0	Copel GeT
GE Olho D’Água S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE Boa Vista S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE Farol S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE São Bento do Norte S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
Central Geradora Eólica São Bento do Norte I S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Bento do Norte II S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Bento do Norte III S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel I S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel II S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel III S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Guajiru S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Jangada S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Potiguar S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Cutia S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Maria Helena S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Esperança do Nordeste S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Paraíso dos Ventos do Nordeste S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Eol Potiguar B141 SPE S.A.	Serra do Mel/RN	Production of electricity from wind sources	100.0	Serra do Mel
Eol Potiguar B142 SPE S.A.	Serra do Mel/RN	Production of electricity from wind sources	100.0	Serra do Mel
Eol Potiguar B143 SPE S.A.	Serra do Mel/RN	Production of electricity from wind sources	100.0	Serra do Mel
Eol Ventos de Vila Paraíba IV SPE S.A.	Serra do Mel/RN	Production of electricity from wind sources	100.0	Serra do Mel
Central Eólica Aventura II S.A. (b)	Curitiba/PR	Production of electricity from wind sources	100.0	Aventura
Central Eólica Aventura III S.A. (b)	Curitiba/PR	Production of electricity from wind sources	100.0	Aventura
Central Eólica Aventura IV S.A. (b)	Curitiba/PR	Production of electricity from wind sources	100.0	Aventura
Central Eólica Aventura V S.A. (b)	Curitiba/PR	Production of electricity from wind sources	100.0	Aventura
Central Eólica SRMN I S.A. (b)	Curitiba/PR	Production of electricity from wind sources	100.0	SRMN
Central Eólica SRMN II S.A. (b)	Curitiba/PR	Production of electricity from wind sources	100.0	SRMN
Central Eólica SRMN III S.A. (b)	Curitiba/PR	Production of electricity from wind sources	100.0	SRMN
Central Eólica SRMN IV S.A. (b)	Curitiba/PR	Production of electricity from wind sources	100.0	SRMN
Central Eólica SRMN V S.A. (b)	Curitiba/PR	Production of electricity from wind sources	100.0	SRMN
(a) Wind farm with 99.99992% interest in Copel Get and 0.00008% in Brownfield.
(b) Interests acquired in 2023 (Note 1.2).

1.1.2	Joint Ventures

Joint ventures	Headquarters	Main activity	Interest
			%	Investor
Voltalia São Miguel do Gostoso I Participações S.A.	São Paulo/SP	Interests in companies	49.0	Copel
Solar Paraná GD Participações S.A. (a)	Curitiba/PR	Interests in companies	49.0	Copel
Caiuá Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Integração Maranhense Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Matrinchã Transmissora de Energia (TP NORTE) S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Guaraciaba Transmissora de Energia (TP SUL) S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Paranaíba Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	24.5	Copel GeT
Mata de Santa Genebra Transmissão S.A.	Jundiaí/SP	Transmission of electricity	50.1	Copel GeT
Cantareira Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT

(a) Holding of 5 Special Purpose Entities (SPEs) operating in the distributed generation sector (photovoltaic plants): Pharma Solar II, Pharma Solar III, Pharma Solar IV, in commercial operation, and Bandeirantes Solar I and Bandeirantes Solar II, for which the maintenance or extinction of the SPEs is under study.

1.1.3	Associates

Associated companies	Headquarters	Main activity	Interest
			%	Investor
Dona Francisca Energética S.A.	Agudo/RS	Production of electricity	23.03	Copel
Foz do Chopim Energética Ltda.	Curitiba/PR	Production of electricity	35.77	Copel GeT
Carbocampel S.A. (a)	Figueira/PR	Coal exploration	49.0	Copel

(a)	On December 18, 2023, Copel signed the Share Purchase and Sale Agreement (“CCVA”) with Paranafert Participações Ltda. to sell its equity interest in Carbocampel S.A., for the amount of R$1,950, which will be updated by the IPCA considering the date of receipt of the Buyer's proposal, on February 15, 2023 until the closing of the operation. The completion of the sale is subject to compliance with suspensive conditions established in the contract, which must be completed within up to 6 months from the signing of the CCVA, which can be extended for a further 6 months, at the Buyer's sole discretion.

1.1.4	Joint operations (consortiums)

The Company has interests in some joint operations. The two relevant consortiums, with amounts recorded in the Company's property, plant and equipment, are presented in Note 16.3.

1.2 Acquisition of Aventura and Santa Rosa & Mundo Novo wind complexes

On January 30, 2023, Copel GeT completed the acquisition of 100% of the shares of companies belonging to the Aventura and Santa Rosa & Mundo Novo Wind Complexes shown in the table below, with payment of R$1,004,484 to the seller, EDP Renováveis Brasil S.A. At the transaction closing date, the shares were transferred to Copel GeT, and the appointment and investiture of new managers of the Companies were approved.

Santa Rosa & Mundo Novo Wind Complex	Aventura Wind Complex
SRMN Holding S.A.	Aventura Holding S.A.
Central Eólica SRMN I S.A.	Central Eólica Aventura II S.A.
Central Eólica SRMN II S.A.	Central Eólica Aventura III S.A.
Central Eólica SRMN III S.A.	Central Eólica Aventura IV S.A.
Central Eólica SRMN IV S.A.	Central Eólica Aventura V S.A.
Central Eólica SRMN V S.A.

The acquisition is in line with the sustainable growth strategy in renewable energy, expanding the generation matrix diversification in line with the Company’s Strategic Planning and Investment Policy. The transaction included the Locked box mechanism, in which all cash generated from January 1, 2022 to the closing date remained in the cash of the acquired Companies.

Transaction closing was subject to the satisfaction of certain conditions precedent, which were fully complied with by January 30, 2023, including: obtaining approval from the Administrative Council for Economic Defense (“CADE”), declarations and guarantees, compliance with covenants and obligations, third-party consent, absence of material adverse effect.

In addition, there was a need for unconditional and unrestricted consent from counterparties to change the control of the acquired Companies, including regarding credit limits for maintenance of financing agreements by the Companies, in accordance with National Monetary Council (CMN) Resolution No. 4995, of March 24, 2022, a condition that was only fulfilled in January 2023.

The complexes are located in the state of Rio Grande do Norte, the largest wind energy hub in the country, and have a 260.4 MW installed capacity, with 157.8 MWm of assured energy. The companies have long- term financing (maturities up to 2043) taken out from Banco do Nordeste - BNB, at IPCA rates + 2.19% p.a. (Aventura Complex) and IPCA + 1.98% p.a. (Santa Rosa & Mundo Novo Complex).

The seller is developing projects in the vicinity of the Aventura Complex wind farms which, during construction and/or operation, may potentially affect the volume of electricity generated by the wind farms (wake effect) in the future. The seller estimates that these undertakings may start up operations as of January 2027. If the wake effect materializes so that the acquired wind farms generate energy below what was agreed between the parties, the seller will have the obligation to indemnify Copel. Otherwise, if the energy generation is greater, Copel must indemnify the seller. The amount of this indemnification is proportional to the damage caused or the gain calculated in relation to the treadmill effect, limited to R$4,167 for both situations, monetarily adjusted, to be paid in a single installment.

The tables below show the final values of the business combination:

Aventura Wind Complex		Fair value	Fair value at the
	Book value	adjustment	acquisition date
Assets identified	518,023	254,390	772,413
Cash and cash equivalents	42,671	-	42,671
Trade accounts receivable	7,013	-	7,013
Recoverable taxes	3,823	-	3,823
Collaterals and escrow accounts	9,118	-	9,118
Other receivables	2,919	-	2,919
Property, plant and equipment	452,475	-	452,475
Intangible assets	4	254,390	254,394
Liabilities assumed	329,967	92,435	422,402
Suppliers	6,814	-	6,814
Loans and financing	317,928	-	317,928
Tax obligations	2,879	-	2,879
Other accounts payable	2,346	-	2,346
Contingent liabilities	-	9,003	9,003
Deferred income tax and social contribution	-	83,432	83,432
Net assets acquired	188,056	161,955	350,011

Santa Rosa & Mundo Novo Wind Complex		Fair value	Fair value at the
	Book value	adjustment	acquisition date
Assets identified	827,735	360,568	1,188,303
Cash and cash equivalents	50,363	-	50,363
Trade accounts receivable	10,757	-	10,757
Recoverable taxes	5,747	-	5,747
Collaterals and escrow accounts	17,077	-	17,077
Other receivables	9,158	-	9,158
Property, plant and equipment	734,633	-	734,633
Intangible assets	-	360,568	360,568
Liabilities assumed	612,608	125,665	738,273
Suppliers	43,406	-	43,406
Loans and financing	557,810	-	557,810
Tax obligations	7,579		7,579
Other accounts payable	3,813	-	3,813
Contingent liabilities	-	4,654	4,654
Deferred income tax and social contribution	-	121,011	121,011
Net assets acquired	215,127	234,903	450,030

Contingent liabilities mainly refer to tax risks for which management believes that providing information regarding the timing of any cash outflows is impracticable, in view of the unpredictability and dynamics of the Brazilian legal, tax and regulatory systems. An outcome depends on the conclusions of legal proceedings.

The authorization right and the deferred tax liability generated in the business combination were recorded in Copel GeT's investment. In the consolidated balance sheet these amounts will compose the balances of intangible assets and deferred income and social contribution taxes.

The table below shows the consideration transferred for assets acquired and technical goodwill calculated as a result of the recognized deferred tax liability in the business combination:

		Fair value	Fair value at the
	Book value	adjustment	acquisition date
Total of net assets acquired	403,183	396,858	800,041
Technical goodwill			204,443
Consideration amount			1,004,484

The amount paid is supported by the discounted cash flow projections of the operations of the acquired wind complexes. Considering the cash acquired in the amount of R$93,034, the net effect on the Company's cash was R$911,450 as presented in the Statements of Cash Flows.

If this business combination had been effective on January 1, 2023, the consolidated net operating revenue would increase by R$13,143, totaling R$21,492,611, and the consolidated net income would decrease by R$1,824, totaling R$2,325,344.